Presentation of financial statements and significant accounting practices adopted, Current income and social contribution taxes and Sales taxes (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2017 BRL (R$)
Current income and social contribution taxes [Abstract]
Statutory rate	15.00%
Surtax rates	10.00%
Social contribution tax rates	9.00%
Sales revenues in Brazil are subject to taxes and contributions [Abstract]
Withholding taxes - PIS, COFINS and CSLL	4.65%
Social Security Tax (INSS)	11.00%
Contribution Tax on Gross Revenue for Social Security Financing (COFINS)	7.60%	[1]
Contribution Tax on Gross Revenue for Social Integration Program (PIS)	1.65%	[1]
Withholding Income Tax (IRRF)	1.50%
Services Tax (ISS)	5.00%	[2]
VAT Tax (ICMS)	18.00%	[3]
Threshold maximum gross revenues for opting to declare income taxes on presumed profits basis	R$ 78
Lower COFINS rate	3.00%
Lower PIS rate	0.65%

[1]	Brazilian tax legislation allows smaller entities with less than R$ 78 million in annual gross revenue to opt to declare income taxes on the presumed profit basis. These are subject to lower COFINS and PIS rates of 3.00% and 0.65%, respectively. However, PIS and COFINS taxes on purchases may not be claimed back and will not generate tax credits under the presumed profits basis.
[2]	ISS rates vary according to the municipality; the ISS rate stated in the table is most commonly levied on the Company's operations.
[3]	ICMS is taxed on the movement of goods. The tax payable is due on sales net purchases. The rates vary across different products and Brazilian states. The State of Sao Paulo levies ICMS at standard rate of 18.00%.